Shareholders' Equity (Details) - USD ($)						6 Months Ended		12 Months Ended
	Apr. 08, 2026	May 20, 2025	Mar. 07, 2025	Feb. 04, 2025	Aug. 12, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Stock split					1-for-800
Authorized share capital (in Dollars)		$ 250							$ 250
Capital units, authorized		200,000,000							200,000,000
Capital units par value (in Dollars per share)		$ 0.00000125
Surrender of ordinary shares						10,000,000
Number of re-designate shares authorized		50,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	2,083,333,334					50,000,000
Ordinary shares par value (in Dollars per share)						$ 0.001
Authorized share capital (in Dollars)		$ 500
Capital units, authorized		400,000,000
Capital units par value (in Dollars per share)									$ 0.00000125
Ordinary shares, share issued									30,000,000
Ordinary shares, shares outstanding	629,942								30,000,000
Shares issued		200,000,000
Reverse stock	1-for-30							1-for-30	1-for-30	1-for-30
Huahao (BVI) Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						30,000,000
Surrender of ordinary shares						6,317,000
Huahao (BVI) Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding						30,000,000
Huayue (BVI) Holding Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						3,000,000
Surrender of ordinary shares						1,000,000
Huayue (BVI) Holding Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding						3,000,000
Huajing (BVI) Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						2,538,000
Ordinary shares, shares outstanding						2,538,000
Surrender of ordinary shares						846,000
Huamao (BVI) Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						2,652,000
Ordinary shares, shares outstanding						2,652,000
Surrender of ordinary shares						884,000
Huaxuan (BVI) Limited [Member}
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						2,859,000
Ordinary shares, shares outstanding						2,859,000
Surrender of ordinary shares						953,000
Huaxuan (BVI) Limited [Member} | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued						18,951,000
Ordinary shares, shares outstanding						18,951,000
Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00000125
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						1,666,666,667		1,666,666,667
Ordinary shares par value (in Dollars per share)						$ 0.0000375		$ 0.0000375
Ordinary shares, share issued						629,942		629,942
Ordinary shares, shares outstanding						629,942		629,942
Number of votes		one
Reducing outstanding shares	18,897,500
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	1,666,666,667
Shares issued							163,276
Re-designation of shares (in Shares)							(533,334)
Class A Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00000125
Class A Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0000375
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						416,666,667		416,666,667
Ordinary shares par value (in Dollars per share)						$ 0.0000375		$ 0.0000375
Ordinary shares, share issued						533,334		533,334
Ordinary shares, shares outstanding						533,334		533,334
Shares issued	416,666,667
Number of votes						30
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0000375	$ 0.00000125
Ordinary shares, share issued						533,334
Ordinary shares, shares outstanding	16,000,000							533,334
Shares issued
Re-designation of shares (in Shares)							533,334
Class B Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0000375
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.00000125
Shares issued				1,500,000
Offering price per share (in Dollars per share)				$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Option period				45 days
Sale of units in initial public offering			225,000	225,000
Net proceeds (in Dollars)			$ 713,500
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.00000125
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Re-designation of shares (in Shares)	533,334